Expense Example	Jan. 28, 2026 USD ($)
Ambrus Core Bond Fund | Ambrus Core Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	944
Ambrus Core Bond Fund | Ambrus Core Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	642
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Gotham Absolute Return Fund | Gotham Enhanced Return Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	2,024
Gotham Enhanced Return Fund | Gotham Enhanced Return Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	914
Expense Example, with Redemption, 10 Years	2,013
Gotham Neutral Fund | Gotham Neutral Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,154
Gotham Index Plus Fund | Gotham Index Plus Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,462
Gotham Index Plus Fund | Gotham Index Plus Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,742
Gotham Large Value Fund | Gotham Large Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,404
Gotham Enhanced S&P 500 Index Fund | Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Gotham Total Return Fund | Gotham Total Return Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	$ 2,014